NeoGenomics, Inc.
12701 Commonwealth Drive
Fort Myers, FL 33913

July 12, 2007

Susann Reilly, Attorney
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 3561
Washington, DC 20549

Re: NeoGenomics, Inc.
      Amendment No. 1 to Form SB-2 Filed July 6, 2007

Dear Ms. Reilly:

This letter is in response to your correspondence dated July 11, 2007.  We have had our auditors update their report to add the city and state of issuance and an indication that the report had been signed as referred to in Section 210.2-02(a) of Regulation S-X and Section 232.302 of Regulation S-T.

At the present time we are filing Amendment No. 1 to Form SB-2 Filed July 6, 2007.

Warm Regards,

/s/ Robert Gasparini

Robert Gasparini
President and Prinicpal Executive Officer